LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2019 CAD ($)
2022
Principal repayments of long-term debt
Principal repayments	$ 1,039.2
2023
Principal repayments of long-term debt
Principal repayments	89.3
2024
Principal repayments of long-term debt
Principal repayments	779.4
2025 and thereafter (5 years or more)
Principal repayments of long-term debt
Principal repayments	$ 2,354.4